Non-current Financial Assets (Tables)	6 Months Ended
Jun. 30, 2023
Text block1 [abstract]
Summary of Non-current Financial Assets

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Deposit	1,216	800
Non current restricted cash	4,716	4,656
Investments in non consolidated entities	—	5,032
Other non current financial assets	2,859	2,518
Non current financial assets	8,791	13,006